Intangible Assets, net	12 Months Ended
Dec. 31, 2024
Intangible Assets, net
Intangible Assets, net

Note 10 – Intangible Assets, net

Intangible assets stated at cost less accumulated amortization consisted of the following:

	December 31,	December 31,
	2024	2023
Software	$6,212	$11,550
Patents	206,791	212,599
Subtotal	213,003	224,149
Less: Accumulated amortization	(28,456)	(13,063)
Intangible assets, net	$184,547	$211,086

Amortization expense for intangible assets totaled $21,071, $10,920 and $8,092 for the years ended December 31, 2024, 2023 and 2022, respectively.